Note 11 - Finance Expenses and Income	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
11.	FINANCE EXPENSES AND INCOME

(a)	Finance expenses

	2021	2020	2019

Interest expense	(1,431.8)	(1,786.6)	(1,514.3)
Net Interest on pension plans	(115.6)	(117.2)	(105.3)
Losses on hedging instruments	(2,540.2)	(1,919.3)	(1,286.0)
Interest on provision for disputes and litigation	(290.0)	(208.8)	(163.9)
Exchange variations	(453.9)	(706.4)	(637.2)
Interest and foreign exchange rate on loans to/from related parties	-	-	(41.5)
Financial instruments at fair value through profit or loss	-	(4.3)	(310.4)
Tax on financial transactions	(216.6)	(335.0)	(202.1)
Bank guarantee expenses	(174.9)	(188.0)	(136.2)
Other financial results	(195.9)	(164.9)	(172.1)
	(5,418.9)	(5,430.5)	(4,569.0)

Exceptional finance expense	(8.9)	-	(179.4)
	(5,427.8)	(5,430.5)	(4,748.4)

The exceptional finance expenses refer to the payment of Amnesty in the State of Mato Grosso, in the amount of R$101.9, and the realization of exchange variations on loans settled with related parties, historically recognized in shareholders' equity, in the amount of R$77.5 at December 31, 2019.

Interest expenses are presented net of the effects of interest rate derivative financial instruments which mitigate Ambev’s interest rate risk (Note 28 - Financial instruments and risks). The interest expenses are as follows:

	2021	2020	2019

Financial instruments measured at amortized cost	(466.0)	(776.0)	(520.9)
Financial instruments at fair value through profit or loss	(965.8)	(1,010.6)	(993.4)
	(1,431.8)	(1,786.6)	(1,514.3)

(b)	Finance income

	2021	2020	2019

Interest income	1,101.6	2,245.5	1,068.0
Interest and foreign exchange rate on loans to/from related parties	42.5	10.6	-
Financial instruments at fair value through profit or loss	77.0	242.6	37.2
Other financial results	78.9	49.9	26.3
	1,300.0	2,548.6	1,131.5

Exceptional finance income	-	-	161.2
Effect of application of IAS 29 (hyperinflation)	922.4	447.4	346.2
	2,222.4	2,996.0	1,638.9

Interest income arises from the following financial assets:

	2021	2020	2019

Cash and cash equivalents	329.5	234.6	454.8
Investment securities held for trading	84.7	4.3	0.1
Other receivables (i)	687.4	2,006.6	613.1
	1,101.6	2,245.5	1,068.0

(i) Mainly related to monetary adjustments related to the exclusion of ICMS (VAT tax) from the basis of PIS and COFINS calculation, in the amount of R$384.8 million at December 2021 (R$1.8 billion at December 2020), additional details in Note 30 - Contingencies.